Fair Value Measurements, Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended										12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2011 Fuel	Nov. 30, 2011 Ibero Cruise	Jul. 31, 2011 Ibero Cruise	Nov. 30, 2011 Euro And Sterling Debt And Other Obligations	Nov. 30, 2010 Euro And Sterling Debt And Other Obligations	Nov. 30, 2011 Princess Contract	Nov. 30, 2011 P And O Cruises UK Contract	Nov. 30, 2010 Nonoperating Income Expense	Nov. 30, 2011 Foreign Exchange Contract Cash Flow Hedging	Nov. 30, 2010 Foreign Exchange Contract Cash Flow Hedging	Nov. 30, 2009 Foreign Exchange Contract Cash Flow Hedging	Nov. 30, 2011 Foreign Exchange Contract Net investment hedges	Nov. 30, 2010 Foreign Exchange Contract Net investment hedges	Nov. 30, 2009 Foreign Exchange Contract Net investment hedges	Nov. 30, 2011 Minimum	Jul. 31, 2011 Minimum	Jul. 31, 2011 Maximum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Percentage of weighted average cost of capital adjusted for risk																			10.00%	13.00%
Percentage by which Ibero's estimated fair value exceeds its carrying value						2.00%
Amount by which Ibero's estimated fair value exceeds its carrying value						$ 12,000,000
Goodwill	3,322,000,000	3,320,000,000	3,451,000,000		154,000,000
Effective portions of derivative gains and (losses) recognized in other comprehensive income (loss)												72,000,000	(64,000,000)	101,000,000	(13,000,000)	84,000,000	(49,000,000)
Unrealized net gains on fuel derivatives				1,000,000
Gain on foreign currency forwards that are not designated as hedges											18,000,000
Derivative asset, cash collateral netting, fair value																		100,000,000
Designated debt and other obligations as nonderivative hedges of net investments in foreign operations							3,600,000,000	3,000,000,000
Debt and other obligations maturity year							2021
Foreign currency contract commitments							2,000,000,000
Cumulative foreign currency transaction gains and (losses) included in the cumulative translation adjustment component of AOCI	204,000,000	183,000,000
Foreign currency translation adjustment	$ 21,000,000	$ 271,000,000	$ (407,000,000)
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps	65.00%	69.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps	35.00%	31.00%
Number of foreign currency contracts									2	1